5. DISCONTINUED OPERATIONS (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of components of the discontinued operations
	June 5, 2013 (Inception) to December 31, 2013
Revenues		$455
Cost of services		183
Gross profit		272
Operating expenses (credits)	$
General administrative		(1,685)
Total operating expenses (credits)		(1,685)
Net income		1,957

June 5, 2013 (Inception) to December 31, 2013
Revenues	$455
Cost of services	183
Gross profit	272
Operating expenses
General administrative	(1,685)
Total operating expenses	(1,685)
Net income	$1,957